Consolidated Balance Sheets - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Current assets:
Cash	$ 54,513	$ 1,030
Total current assets	54,513	1,030
Property and equipment, net		386
Total assets	54,513	1,416
Current liabilities:
Accounts payable	694,664	651,188
Accrued expenses	912,870	984,387
Accrued expenses - related party	70,670	64,420
Notes payable, currently in default	375,001	375,001
Convertible notes payable, net of discount of $0 and $0 at April 30, 2017 and 2016, respectively, currently in default	195,000	195,000
Convertible note payable, net of discount of $136,284 and $0 atApril 30, 2017 and 2016, respectively	8,716
Convertible preferred stock, currently in default	137,500	137,500
Derivative liabilities	6,610,001	395,619
Total current liabilities	9,004,422	2,803,115
Commitments and contingencies
Stockholders' deficit:
Common stock payable	307,978	3,395,483
Additional paid-in capital	25,551,533	24,154,130
Non-controlling interest	(378,443)	(376,619)
Accumulated (deficit)	(36,918,594)	(30,155,127)
Total stockholders' deficit	(8,949,909)	(2,801,699)
Total liabilities and stockholders' deficit	54,513	1,416
Common Class A [Member]
Stockholders' deficit:
Common Stock Value	987,617	180,434
Common Class B [Member]
Stockholders' deficit:
Common Stock Value	$ 1,500,000